OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2013	2012

Prepaid expenses	$99	$327
Government authorities	53	108
Security deposits	65	38
Royalty-bearing grants	86	73
Other	6	22

	$309	$568